Commitments and Contingencies (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contingencies And Commitments [Line Items]
Total rent expense under operating leases			$ 1,563,000	$ 1,268,000	$ 1,077,000
Revenue from sales	68,799,000	50,041,000	71,348,000	50,799,000	40,958,000
ELMO Product [Member]
Contingencies And Commitments [Line Items]
Revenue from sales			2,700,000
Office Building [Member] | Vienna, Virginia [Member]
Contingencies And Commitments [Line Items]
Letter of credit outstanding			154,000
Office Building [Member] | Toronto, Canada [Member]
Contingencies And Commitments [Line Items]
Letter of credit outstanding			$ 79,000